Restructuring and Asset Impairment Charges, Net (Details 4) (USD $) In Millions, unless otherwise specified							12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 27, 2013 Accrued and other current liabilities	Sep. 28, 2012 Accrued and other current liabilities	Sep. 27, 2013 Other liabilities	Sep. 28, 2012 Other liabilities	Sep. 27, 2013 Repositioning actions Selling, general and administrative expenses
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	$ 130	$ 102	$ 112	$ 83	$ 18	$ 19
Repositioning charges related to professional fees							$ 20